Commitments and Contingencies - Additional Information - Vessels Under Construction (Detail) $ in Thousands	6 Months Ended
	Jun. 30, 2015 USD ($) Vessel	Dec. 31, 2014 USD ($)
Long-term Purchase Commitment [Line Items]
Payments made towards commitments for construction of certain carriers and tankers | $	$ 629,266	$ 1,706,500
Newbuildings [Member]
Long-term Purchase Commitment [Line Items]
Expected cost of project | $	3,800,000
Payments made towards commitments for construction of certain carriers and tankers | $	808,500
Capitalized interest and other miscellaneous construction costs | $	16,300
Estimated remaining payments required to be made under newbuilding contract in remainder of 2015 | $	299,700
Estimated remaining payments required to be made under newbuilding contract in 2016 | $	781,300
Estimated remaining payments required to be made under newbuilding contract in 2017 | $	1,000,000
Estimated remaining payments required to be made under newbuilding contract in 2018 | $	619,400
Estimated remaining payments required to be made under newbuilding contract in 2019 | $	$ 237,800
Newbuildings [Member] | Liquefied Natural Gas [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	11
Newbuildings [Member] | Liquefied Natural Gas [Member] | Delivery in 2016 [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	2
Newbuildings [Member] | Liquefied Natural Gas [Member] | Delivery in 2017 [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	3
Newbuildings [Member] | Liquefied Natural Gas [Member] | Delivery in 2018 [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	4
Newbuildings [Member] | Liquefied Natural Gas [Member] | Delivery in 2019 [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	2
Newbuildings [Member] | Long Distance Towing And Offshore Installation [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	4
Newbuildings [Member] | Long Distance Towing And Offshore Installation [Member] | Delivery in 2016 [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	4
Newbuildings [Member] | Units for Maintenance and Safety [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	2
Newbuildings [Member] | Units for Maintenance and Safety [Member] | Delivery in Third Quarter 2016 and Second Quarter 2017 [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	2
Newbuildings [Member] | Shuttle tankers [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	3
Newbuildings [Member] | Shuttle tankers [Member] | Delivery In Fourth Quarter 2017 through First Half 2018 [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	3
Newbuildings [Member] | Floating Storage and Off-take [Member] | Delivery in 2017 [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	1
Newbuildings [Member] | FPSO Segment [Member] | Mid- 2016 [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	1